Related Party Transactions and Arrangements (Ownership) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Common stock held by related party (in shares)	95,040,783	92,356,664
Limited partner units (in shares)	90	90
Tax Depreciation Deduction | Advisor
Related Party Transaction [Line Items]
Special allocation for tax purposes excess depreciation deductions maximum	$ 10.0
American Realty Capital Healthcare II Special Limited Partnership, LLC | Special Limited Partner
Related Party Transaction [Line Items]
Common stock held by related party (in shares)	9,008	8,888